NOTE 5. - CONVERTIBLE NOTES (Details) (USD $)	9 Months Ended
	Apr. 30, 2013	Jun. 12, 2013	Apr. 19, 2013
Debt Disclosure [Abstract]
Convertible Notes Payable	$ 53,000	$ 335,000	$ 53,000
Debt Instrument, Interest Rate at Period End			8.00%
Convertible Debt, Fair Value Disclosures			7,102
Debt Instrument, Unamortized Discount			7,102
Amortization of Debt Discount (Premium)	$ 379